Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Possible losses	R$ 113,631	R$ 61,342
Civil [Member]
IfrsStatementLineItems [Line Items]
Possible losses	50,000
Labor [Member]
IfrsStatementLineItems [Line Items]
Possible losses	23,455	22,569
Tax [Member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 40,176	R$ 38,773